INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE BENEFIT

The components of income tax provision (benefit) for the years ended December 31, 2025 and 2024 are as follow:

	2025	2024
Current taxes:
Federal	$—	$—

Total current taxes	—	—
Deferred tax provision (benefit)	—	—

Income tax provision (benefit)	$—	$—

SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION

A reconciliation of the income tax (provision) benefit at the statutory rate of 21% for the years ended December 31, 2025 and 2024 to the Company’s effective tax rate is as follows:

	2025	2024
U.S. Statutory tax rate	21.0%	21.0%
Change in valuation reserve on deferred tax assets	(21)%	(21)%

Income tax (provision) benefit	—%	—%

SCHEDULE OF INCOME BEFORE INCOME TAX DOMESTIC AND FOREIGN

In accordance with ASU 2023-09, the following table presents the rate reconciliation in both percentage and dollar amounts for the years ended December 31, 2025 and 2024:

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Amount	Percentage	Amount	Percentage
Tax benefit at U.S. federal statutory rate (21%)	$(1,993,222)	21.0%	$(166,687)	21.0%
State income taxes, net of federal benefit	—	0.0%	—	0.0%
Change in valuation allowance	1,993,222	21.0%	166,687	21.0%
Effective income tax rate	$—	0.0%	$—	0.0%

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

	2025	2024
Deferred tax assets:
Net operating loss carryforwards	$1,674,489	$1,200,018
Stock-based compensation	1,648,922	130,172
Total deferred tax assets	3,323,412	1,330,190
Valuation allowance	(3,323,412)	(1,330,190)

Net deferred tax assets (liability)	$—	$—

SCHEDULE OF OPERATING LOSS CARRYFORWARDS

The NOL carryforwards are segregated by vintage year and subject to different expiration and utilization rules as follows:

Tax Year	NOL Amount	Expiration	Applicable Rules
2006	$509,749	2026	Subject to 20-year expiration limit
2007	$807,208	2027	Subject to 20-year expiration limit
2009	$778,247	2029	Subject to 20-year expiration limit
2010	$294,973	2030	Subject to 20-year expiration limit
2011	$417,724	2031	Subject to 20-year expiration limit
2012	$448,045	2032	Subject to 20-year expiration limit
2013	$294,807	2033	Subject to 20-year expiration limit
2014	$311,759	2034	Subject to 20-year expiration limit
2015	$349,180	2035	Subject to 20-year expiration limit
2016	$627,123	2036	Subject to 20-year expiration limit
2017	$85,804	2037	Subject to 20-year expiration limit
2018	$235,550	Indefinite	80% taxable income limit (TCJA §172)
2019	$83,826	Indefinite	80% taxable income limit (TCJA §172)
2020	$70,828	Indefinite	80% taxable income limit (TCJA §172)
2021	$98,362	Indefinite	80% taxable income limit (TCJA §172)
2022	$57,428	Indefinite	80% taxable income limit (TCJA §172)
2023	$69,875	Indefinite	80% taxable income limit (TCJA §172)
2024	$173,882	Indefinite	80% taxable income limit (TCJA §172)
2025	$2,259,389	Indefinite	80% taxable income limit (TCJA §172)
Total	$7,973,759

SCHEDULE OF CASH PAID FOR INCOME TAXES

In accordance with ASU 2023-09, the following discloses cash paid for income taxes for the years ended December 31, 2025 and 2024:

	2025	2024
Cash paid for federal income taxes	$—	$—
Cash paid for state income taxes	—	—

Total cash paid for income taxes	$—	$—

Uncertain Tax Positions

As of December 31, 2025 and 2024, there are no material uncertain tax positions requiring recognition. No interest or penalties related to income taxes have been accrued. Tax years 2022 through 2025 remain open for examination.